Leases - Schedule of Summarizes the Maturity of Operating Lease Liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Summarizes the Maturity of Operating Lease Liabilities [Abstract]
2026	$ 82,307
Thereafter
Total lease payments	82,307
Less: imputed interest	(3,119)
Total lease liabilities	$ 79,188